Short-Term Investments - Trading Securities (Detail) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Trading securities [Member] CNY	Dec. 31, 2012 Trading securities [Member] CNY	Dec. 31, 2013 Trading securities [Member] USD ($)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	1,680	1,880		1,680	1,880
Gross realized gains
Gross realized losses	(1,161)	(1,362)		(1,161)	(1,362)
Fair value	519	518	$ 86	519	518	$ 86